NATURE OF OPERATlONS AND GOlNG CONCERN (Details Narrative) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Profit (loss)	$ (2,166,574)	$ (1,689,530)
Cash flows from (used in) operating activities	(2,126,571)	$ (1,650,940)
Retained earnings	(96,400,235)		$ (94,233,661)
Working capital deficiency	(113,134)		$ (5,001,442)
Market Capitalization Exceed	$ 57,000,000